Class K [Member] Expense Example - Class K - BlackRock Diversified Fixed Income Fund - Class K Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	192
Expense Example, with Redemption, 10 Years	$ 460